CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.0001	$ 0.0001
Common Class A [Member]
Temporary equity, shares issued	22,807,868	22,807,868
Temporary equity, shares outstanding	22,807,868	22,807,868
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	0	0
Common stock shares outstanding	0	0
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued		5,701,967
Common stock shares outstanding		5,701,967
Class B Redeemable Convertible Preferred Stock [Member]
Common stock shares authorized	10,000,000
Common stock shares issued	5,701,967
Common stock shares outstanding	5,701,967
Branded Online Inc dba Nogin [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	14,000,000	14,000,000	14,000,000
Common stock shares issued	9,129,358	9,129,358	9,129,358
Common stock shares outstanding	9,129,358	9,129,358	9,129,358
Branded Online Inc dba Nogin [Member] | Class A Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares authorized	2,042,483	2,042,483	2,042,483
Temporary equity, shares issued	2,042,483	2,042,483	2,042,483
Temporary equity, shares outstanding	2,042,483	2,042,483	2,042,483
Branded Online Inc dba Nogin [Member] | Class B Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares authorized	1,600,000	1,600,000	1,600,000
Temporary equity, shares issued	1,459,462	1,459,462	1,459,462
Temporary equity, shares outstanding	1,459,462	1,459,462	1,459,462